intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 8,694	$ 8,693
Goodwill	4,733	4,236	$ 3,787
Total	$ 13,427	$ 12,929
Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Period over which management has projected cash flows	3 years
Discount rates applied to cash flow projections	7.00%	7.00%
Growth rates applied to cash flow projections	2.00%	2.25%
Wireless
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 8,694	$ 8,693
Goodwill	2,861	2,860
Total	11,555	11,553
Wireline
Intangible assets and goodwill
Goodwill	1,872	1,376
Total	$ 1,872	$ 1,376
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license ( in years)	20 years